United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

October 31, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (101.99%)
COMMERCIAL PAPER (25.15%)
INSURANCE CARRIERS (4.94%)
Prudential Funding, LLC, due 12/11/07	4.836%	$300,000	$300,000
Prudential Funding, LLC, due 12/13/07	4.838	300,000	300,000
Prudential Funding, LLC, due 12/17/07	4.788	300,000	300,000

			900,000
NONDEPOSITORY INSTITUTIONS (15.27%)
American Express Credit Corp., due 11/06/07	4.803	250,000	250,000
American Express Credit Corp., due 12/04/07	5.268	320,000	320,000
American Express Credit Corp., due 12/28/07	4.831	400,000	400,000
American General Finance Corp., due 11/14/07	4.828	280,000	280,000
American General Finance Corp., due 11/29/07	4.818	300,000	300,000
American General Finance Corp., due 12/06/07	4.823	300,000	300,000
General Electric Capital Corp., due 11/07/07	4.742	215,000	215,000
General Electric Capital Corp., due 11/07/07	4.787	350,000	350,000
General Electric Capital Corp., due 11/08/07	4.812	365,000	365,000

			2,780,000
PETROLEUM AND COAL PRODUCTS (4.94%)
Chevron Corp., due 11/01/07	4.726	300,000	300,000
Chevron Corp., due 11/09/07	4.717	300,000	300,000
Chevron Corp., due 12/18/07	4.735	300,000	300,000

			900,000

Total Commercial Paper (Cost $4,580,000)			4,580,000

UNITED STATES GOVERNMENT AGENCIES (76.84%)
Federal Farm Credit Bank, due 11/01/07	4.432	350,000	350,000
Federal Farm Credit Bank, due 11/06/07	4.601	400,000	399,748
Federal Farm Credit Bank, due 11/20/07	4.532	400,000	399,059
Federal Farm Credit Bank, due 11/28/07	4.436	400,000	398,692
Federal Farm Credit Bank, due 11/30/07	4.426	400,000	398,598
Federal Home Loan Bank, due 11/02/07	4.811	400,000	399,947
Federal Home Loan Bank, due 11/09/07	4.449	300,000	299,708
Federal Home Loan Bank, due 11/16/07	4.946	500,000	498,986
Federal Home Loan Bank, due 11/21/07	4.433	350,000	349,152
Federal Home Loan Bank, due 11/27/07	4.563	350,000	348,866
Federal Home Loan Bank, due 11/28/07	4.605	300,000	298,982
Federal Home Loan Bank, due 11/30/07	4.795	1,000,000	996,205
Federal Home Loan Bank, due 12/05/07	4.904	270,000	268,772
Federal Home Loan Bank, due 12/20/07	4.629	300,000	298,147
Federal Home Loan Bank, due 12/21/07	4.514	400,000	397,542
Federal Home Loan Bank, due 01/09/08	4.672	300,000	297,373
Federal Home Loan Mortgage Corp., due 11/05/07	5.252	350,000	349,799
Federal Home Loan Mortgage Corp., due 11/13/07	4.828	246,000	245,610
Federal Home Loan Mortgage Corp., due 11/19/07	4.594	600,000	598,644
Federal Home Loan Mortgage Corp., due 12/03/07	4.775	250,000	248,958
Federal Home Loan Mortgage Corp., due 12/07/07	4.788	500,000	497,650
Federal Home Loan Mortgage Corp., due 12/10/07	4.595	500,000	497,557
Federal Home Loan Mortgage Corp., due 12/31/07	4.648	675,000	669,881
Federal Home Loan Mortgage Corp., due 01/11/08	4.652	300,000	297,309
Federal Home Loan Mortgage Corp., due 01/14/08	4.624	325,000	321,982
Federal Home Loan Mortgage Corp., due 01/22/08	4.521	400,000	395,978
Federal National Mortgage Assoc., due 11/14/07	4.421	800,000	798,742

Federal National Mortgage Assoc., due 11/15/07	4.449	280,000	279,523
Federal National Mortgage Assoc., due 11/20/07	4.475	300,000	299,303
Federal National Mortgage Assoc., due 11/21/07	5.006	300,000	299,179
Federal National Mortgage Assoc., due 11/26/07	4.625	300,000	299,053
Federal National Mortgage Assoc., due 12/12/07	4.630	300,000	298,448
Federal National Mortgage Assoc., due 12/14/07	4.628	400,000	397,831
Federal National Mortgage Assoc., due 12/26/07	4.431	400,000	397,347
Federal National Mortgage Assoc., due 01/23/08	4.490	400,000	395,957

Total United States Government Agencies (Cost $13,988,528)			13,988,528

Total Short-Term Investments (Cost $18,568,528)			18,568,528

OTHER ASSETS LESS LIABILITIES (-1.99%)
Cash, receivables, prepaid expense and other assets, less liabilities			(363,406)

Total Net Assets (100.00%)			$18,205,122

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/12/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	12/12/07

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	12/12/07